SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets, net (Details)		12 Months Ended
	Dec. 10, 2018	Dec. 31, 2020
Technology platform
Acquired intangible assets, net
Useful lives	5 years	1 year
Technology platform | Minimum
Acquired intangible assets, net
Useful lives		1 year
Non-compete agreement
Acquired intangible assets, net
Useful lives		2 years
Customer base
Acquired intangible assets, net
Useful lives		4 years 3 months 18 days
Technology | Minimum
Acquired intangible assets, net
Useful lives		3 years
Technology | Maximum
Acquired intangible assets, net
Useful lives		5 years
Members
Acquired intangible assets, net
Useful lives		4 years
Branding
Acquired intangible assets, net
Useful lives	10 years	10 years
In-progress orders
Acquired intangible assets, net
Useful lives	1 month 6 days	1 month 6 days